CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 105,919,546	$ 15,146,294	¥ 108,420,832	¥ 112,856,020
Cost of revenues	(81,429,230)	(11,644,225)	(82,951,178)	(87,135,128)
Gross profit	24,490,316	3,502,069	25,469,654	25,720,892
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB5,837,096, RMB5,822,405 and RMB5,822,804 for the years ended December 31, 2023, 2024 and 2025, respectively)	(8,291,670)	(1,185,693)	(8,346,864)	(8,262,004)
Marketing expenses	(2,988,995)	(427,421)	(2,979,654)	(3,242,215)
Technology and content expenses	(1,755,123)	(250,979)	(1,892,434)	(1,767,530)
General and administrative expenses	(4,374,425)	(625,534)	(3,992,657)	(4,146,568)
Total operating expenses	(17,410,213)	(2,489,627)	(17,211,609)	(17,418,317)
Other operating income	1,055,843	150,984	915,208	801,560
Income from operations	8,135,946	1,163,426	9,173,253	9,104,135
Impairment loss of investments	(15,450)	(2,209)	(61,246)	(19,105)
Interest expenses	(90,037)	(12,875)	(57,676)	(22,932)
Interest income	801,587	114,625	809,792	780,292
Exchange gain (loss)	(62,086)	(8,878)	(24,813)	162,666
Investment (loss) gain and revaluation of investments	144,723	20,695	148,170	(18,054)
Income before income taxes and share of income of equity method investees	8,914,683	1,274,784	9,987,480	9,987,002
Income tax expense	(1,798,963)	(257,248)	(2,315,515)	(1,866,004)
Share of income of equity method investees, net of tax of nil	293,919	42,030	166,980	80,301
Net income	7,409,639	1,059,566	7,838,945	8,201,299
Net income attributable to non-controlling interests	(167,149)	(23,902)	(99,010)	(84,675)
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 7,242,490	$ 1,035,664	¥ 7,739,935	¥ 8,116,624
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
-Basic (in shares)	100,072,178	100,072,178	106,074,914	110,695,778
-Diluted (in shares)	102,383,890	102,383,890	107,855,806	112,552,398
Net earnings per Class A and Class B ordinary share
-Basic (in dollars per share) | (per share)	¥ 72.37	$ 10.35	¥ 72.97	¥ 73.32
-Diluted (in dollars per share) | (per share)	¥ 70.74	$ 10.12	¥ 71.76	¥ 72.11
Net income	¥ 7,409,639	$ 1,059,566	¥ 7,838,945	¥ 8,201,299
Other comprehensive income (loss):
Share of equity adjustments for other comprehensive income (loss) of an equity method investee	(52,510)	(7,509)	(148,886)	23,124
Foreign currency translation, net of tax of nil	35,578	5,088	37,081	(11,085)
Comprehensive income	7,392,707	1,057,145	7,727,140	8,213,338
Less: Comprehensive income attributable to non-controlling interests	167,149	23,902	99,010	84,675
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	7,225,558	1,033,243	7,628,130	8,128,663
Product revenues
Net revenues:
Total net revenues	97,398,826	13,927,847	100,734,550	105,613,485
Other revenues
Net revenues:
Total net revenues	¥ 8,520,720	$ 1,218,447	¥ 7,686,282	¥ 7,242,535